Financial Instruments - Available-For-Sale Securities (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Sales of available-for-sale securities
Proceeds		$ 0	$ 7	$ 151
Gross realized gains (before taxes) - prior year guidance			3	3
Gross realized losses (before taxes) - prior year guidance			$ 2	$ 37
Maximum contractual maturities of substantially all available-for-sale debt securities		1 year
Equity securities acquired in conjunction with sale of System x business
Available-for-sale Securities
Other-than-temporary impairment loss					$ 86
Adjusted cost basis					$ 185
Sales of available-for-sale securities
Gross realized losses (before taxes) - prior year guidance	$ 37